BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Commitments outstanding to extend credit	$ 0	$ 0
Subordinated debt, original issue	$ 120,000
Subordinated Borrowing, Interest Rate	5.125%
Book value of FHLB collateral	$ 3,600,000